Investment in Premium Nickel Resources Inc.	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Investment in Premium Nickel Resources Inc.

9. INVESTMENT IN PREMIUM NICKEL RESOURCES INC.

On September 30, 2019, the Company entered into a Memorandum of Understanding (“MOU”) with Premium Nickel Resources Inc. (“Premium Nickel”). Pursuant to the MOU, the Company and Premium Nickel set forth their interests in negotiating and acquiring the business and assets of BCL Limited, a private company with operations in Botswana that is currently in liquidation.

Concurrent with the MOU, the Company initially subscribed for 2,400,000 common shares of Premium Nickel at $0.01, for a total investment of $24,000. The Company’s initial investment included a provision that gives the Company the right to nominate two directors to the board of directors of Premium Nickel. The Company’s initial investment also included Premium Nickel issuing the Company a non-transferable share purchase warrant (the “Warrant”), which entitles the Company to purchase common shares of Premium Nickel, for up to 15% of the capital of Premium Nickel upon payment of US $10 million prior to the fifth anniversary of the date of issue. At December 31, 2019, the Company’s investment was recorded as an advance, as the Company had not yet been issued the common share certificate nor the Warrant. The initial investment common share certificate and Warrant were issued during the year ended December 31, 2020.

To December 31, 2020, the Company subscribed for a further 4,657,711 common shares of Premium Nickel, for a further investment of $154,164. The common shares underlying the investment are restricted (“Restricted”) from being traded before such date that is 4 months after the later of (a) the date of issuance and (b) the date at which Premium Nickel becomes a reporting issuer in any province or territory. To December 31, 2020 and subsequently, the underlying common shares are Restricted. To December 31, 2020, the Company’s total investment constitutes a 11.01% holding (December 31, 2019 – 9.64%) in Premium Nickel.

As December 31, 2020, the Company had representation on the board, participate in the policy-making process, material transactions between the Company and Premium Nickel, interchange of managerial personnel, provision of essential technical information and operating involvement. Accordingly, the Company determined that it has significant influence in Premium Nickel and has used equity accounting of the investment. Premium Nickel’s financial information at December 31, 2020 was net assets of $32,445 which was comprised primarily of cash, and a total comprehensive loss of $1,227,998 was recorded for the year ended December 31, 2020.

Details of the Company’s investment at December 31, 2020 is as follows:

Investment
Balance, December 31, 2018 and 2019	-
Reallocation of advance	24
Investment	154
Share of loss of Premium Nickel	(130)

Total	48

On January 1, 2020, the Company entered into a Management and Technical Services Agreement (“the Services Agreement”) with Premium Nickel whereby the Company will provide certain technical, corporate, administrative and clerical, office and other services to Premium Nickel during the due diligence stage of the contemplated arrangement. The Company will charge Premium Nickel for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice Premium Nickel on a monthly basis and payment shall be made by Premium Nickel no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or Premium Nickel within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of Premium Nickel. If Premium Nickel defaults on making payments, the outstanding balance shall be treated as a loan to Premium Nickel, to be evidenced by a promissory note. The promissory note will be payable upon demand and bear interest at a rate equal to the then current lending rate plus 1%, calculated from the date of default. Subsequent payment by Premium Nickel will be first applied to accrued interest and then principle of the invoice. During the year ended December 31, 2020, pursuant to the Services Agreement, the Company charged Premium Nickel $647,164 (December 31, 2019 - $95,415) for services and charged $8,495 in administrative fees, received $701,305 (December 31, 2019 – $Nil) and recorded $54,619 in due from Premium Nickel (December 31, 2019 - $95,415). During the year ended December 31, 2020, $33,735 (December 31, 2019 - $Nil) of the Company’s additional investment was offset from previously outstanding amounts due from Premium Nickel. Subsequent to December 31, 2020, the Company received the $54,619 in full from Premium Nickel.

At December 31, 2020, $50,000 has been classified as an advance as Premium Nickel has not yet issued the common share certificate. Subsequent to December 31, 2020, the Company paid an additional $50,400 and was issued the common share certificate representing its additional investment (Note 18).